Schedule of Intangible Asset Amortisation rate (Details)	12 Months Ended
Jun. 30, 2022
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Intangible asset amortisation rate	500.00%
Brand names [member]
IfrsStatementLineItems [Line Items]
Intangible asset amortisation rate	1000.00%
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible asset amortisation rate	1667.00%